Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events

Note 12. Subsequent Events

On April 25, 2025, the Company filed its 2024 federal tax return. The Company did not make any additional payments with the return as the Company made estimated payments in excess of the tax liability for the year ended December 31, 2024.

On April 28, 2025, the Company filed its 2024 Delaware franchise tax report. The Company paid $18,476 which is comprised of 2024 Delaware franchise tax of $16,400, a $200 penalty, $1,826 of monthly interest on late payment, and a $50 annual filing fee.

The Company determined that these events represent conditions that existed as of the balance sheet date and have been adjusted for in the financial statements as of and for the three months ended March 31, 2025. Refer to Note 2 and Note 10.

Note 12.Subsequent Events

On January 14, 2025, the Company made a $140,000 payment to the Internal Revenue Service for 2024 estimated federal taxes.

On January 15, 2025, certain third-party investors in the Company transferred an aggregate of 262,502 shares of Class B Common Stock, which had previously been transferred by the Sponsor to such investors, back to the Sponsor for no additional consideration in connection with the liquidation of certain of such investors’ investment vehicles. Accordingly, as of January 15, 2025, the Sponsor holds 4,200,000 shares of Class A common stock, par value $0.0001 per share, of the Company, 312,506 shares of Class B Common Stock and 11,700,000 private placement warrants of the Company.

On February 14, 2025, Southport, Angel Studios and Merger Sub entered into the Amendment No. 1 to Agreement and Plan of Merger (the “Merger Agreement Amendment”), which amends the Merger Agreement to (i) remove the closing condition requiring the Company to have at least $5,000,001 of net tangible assets upon the Closing, (ii) amend the definitions of “Acquiror Expense Cap” (as defined in the Merger Agreement Amendment) and “Transaction Expenses” (as defined in the Merger Agreement Amendment) and (iii) amend the provision regarding expense statements. Other than as expressly modified by the Merger Agreement Amendment, the Merger Agreement remains in full force and effect.

Angel Studios, Inc. CIK: 0001671941
Subsequent Events

7.Subsequent Events

Subsequent events have been evaluated through May 13, 2025, which is the date the condensed consolidated financial statements were available to be issued.

Acquisition Agreement

In April 2025, the Company entered into a non-binding term sheet to acquire Black Autumn Show, Inc., including its Homestead film, television series and related assets, for stock consideration based on a valuation of up to $28.2 million. The transaction remains subject to due diligence, board approvals and execution of definitive agreements.

Sale of Common Stock

During the second quarter of 2025 and through the date of this filing, the Company sold an aggregate of 564,735 shares of Class C Common Stock to various purchasers, generating gross proceeds of approximately $18.5 million. The issuances of the Class C Common Stock were made in reliance upon exemptions from registration provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. The Company intends to use the proceeds from the sales of Class C Common Stock to manage its business and provide working capital for its operations. The proceeds may also be used to pay expenses relating to salaries and other compensation to its officers and employees.

Regulation A Offering by Consolidated VIE

Subsequent to March 31, 2025, Angel Studios 010, Inc., a consolidated variable interest entity, closed an offering of preferred units under Regulation A of Section 3(6) of the Securities Act, which raised raising gross proceeds of approximately $5.0 million. All proceeds, net of fees, have been received as of the date of this filing. The offering will be reflected in the Company’s consolidated financial statements in future periods.

Entry Into A Material Definitive Agreement

On May 2, 2025, the Company entered into a note and warrant purchase agreement (the “Purchase Agreement”) with an investor (the “Investor”), providing for the private placement of a subordinated convertible promissory note with a principal balance of $5.0 million (the “Convertible Note”) and warrant (the “Warrant”) to purchase 30,525 shares of the Company’s Class C Common Stock with an exercise price of $32.76 per share. The Convertible Note bears interest at a rate of 15.0% per annum, compounded monthly, and computed on the basis of a 365-day year, and the Convertible Note and any interest accrued, is due and payable in cash on the maturity date of May 1, 2027 (the “Maturity Date”). The Warrant may be exercised during the term of the Convertible Note and will expire at 5 p.m. Utah local time on May 1, 2027.

At the Investor’s option and prior to the Maturity Date, the Convertible Note and any accrued interest may be converted into shares of the Company’s Class C Common Stock at a fixed price of $32.76 per share. The Company does not have the right to prepay the Convertible Note.

Upon the occurrence of an Event of Default (as defined below), the Investor may, by written notice to the Company, declare the Convertible Note to be due immediately and payable with respect to the Convertible Note balance. An “Event of Default” means (i) failure by the Company to pay the Convertible Note balance on the Maturity Date, (ii) voluntary bankruptcy or insolvency proceedings, or (iii) involuntary bankruptcy or insolvency proceedings. Upon the occurrence of an Event of Default specified in clause (ii) or (iii) above, the Convertible Note balance shall automatically and immediately become due and payable, in all cases without any action on the part of the Investor.

The closing of the sale of the Convertible Note and Warrant occurred on May 5, 2025. Pursuant to the Purchase Agreement, the company issued a Convertible Note with the aggregate principal amount of $5.0 million to the Investor, following receipt of the respective purchase amounts. Along with the issuance of the Convertible Note, the Company also issued a Warrant to purchase an aggregate of 30,525 shares of the Company’s Class C Common stock to the Investor. Upon the completion of the foregoing, the sale of the Convertible Note and Warrant, in the aggregate principal amount of $5.0 million, pursuant to the Purchase Agreement, has been duly consummated and closed.

15.Subsequent Events

Subsequent events have been evaluated through March 28, 2025, which is the date the consolidated financial statements were available to be issued.

Loan and Security Agreement

On February 5, 2025, Angel Studios Licensing, LLC (the “Borrower”), a wholly-owned subsidiary of the Company, entered into a Loan and Security Agreement (the “Loan Agreement”) with a third party lender (the “Lender”) to secure senior secured financing related to the licensing receivables from the feature film “Sound of Freedom.” Under the Loan Agreement, the Lender paid to the Borrower $5.4 million (the “Loan”) for working capital and future media acquisition and production. In exchange, the Borrower assigned the rights to collect future licensing receivables, with a total gross value of $18.0 million, to the Lender. The Loan is repayable in nine quarterly installments of $0.7 million each, commencing February 15, 2025, with a maturity date of February 15, 2027. Although the Loan is in the name of Angel Studios Licensing, LLC, the $0.7 million quarterly payments will not be made directly by the Borrower from its operating cash but rather will be funded through gross receipts from the licensing agreement, as managed by a third-party collection manager (the “Collection Manger”). Upon an event of default or post-maturity, the unpaid balance accrues default interest at 2.0% per thirty days, compounding monthly, subject to applicable legal limits.

The Loan is secured by a first-priority security interest in all assets related to “Sound of Freedom,” including distribution proceeds, and a repayment lien on all future media projects of the Borrower and the Company, subordinated to certain pre-existing obligations except for “Sound of Freedom” assets. The Company provided a corporate guaranty, granting the Lender a first-priority lien on its assets related to the film and a subordinated lien on other future projects until the indebtedness is repaid. Additional costs include a $0.1 million set-up fee and $30.0 thousand in legal fees payable to the Lender.

Concurrently, on February 5, 2025, the Company, the Lender and the Collection Manager entered into a collection account management agreement to manage the collection and distribution of approximately $21.8 million in gross receipts from the licensing receivables from the feature film “Sound of Freedom.” The Collection Manager will oversee the receipt and distribution of these funds, with priority payments of up to $6.3 million directed to the Lender under the Loan Agreement, thus reducing net proceeds available to the Company. The Company will not be required to make direct cash payments for the $0.7 million quarterly installments, as these will be paid directly from the collected licensing receipts. The Company maintains a receivable for the $0.7 million quarterly payments, representing the amounts collected on its behalf to satisfy the loan repayment.

As a result of this transaction, the Company has derecognized short-term and long-term licensing receivables and related accrued royalty liabilities, as the rights to the receivables have been assigned to the Lender. Additionally, a financing discount previously applied to the receivables, which had been recognized as interest income over time, has now been fully recognized as interest income upon the closing of the Loan Agreement.

Debt and Financing

On February 19, 2025, the Company received a default notice from the lender regarding the assumable debt guarantee discussed in “Note 10. Commitments and Contingencies—Assumable Debt Guarantee” above. The guarantee relates to the loan for which the Company recorded a loan guarantee receivable and a corresponding loan guarantee payable as of December 31, 2024. Subsequent to December 31, 2024, the Company has been required to make $2.0 million in payments under this guarantee and expects it will be paying the remaining balance over the coming months. For more details on the Company’s loan guarantees and related accounting treatment, see “Note 10. Commitments and Contingencies—Assumable Debt Guarantee.”

During January and February 2025, the Company entered into several loan agreements where bitcoin is used as collateral. The Company retains the economic risk of the bitcoin. The loans have terms of twelve months or less, with the total value of loan principal secured by bitcoin collateral amounting to $13.5 million. Interest on the loans range between 11.5% to 15.0%.

During the first quarter of 2025, the Company sold an aggregate of 431,402 shares of Class C Common Stock to various purchasers, generating gross proceeds of approximately $14.1 million. The issuances of the Class C Common Stock were made in reliance upon exemptions from registration provided by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder. The Company intends to use the proceeds from the sales of Class C Common Stock to manage its business and provide working capital for its operations. The proceeds may also be used to pay expenses relating to salaries and other compensation to its officers and employees.